PUT RIGHT LIABILITY AND TON PAYABLE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Put Right Liability And Ton Payable
Balance as of April 1
Put right recognition at contract inception	18,150
Change in fair value of put right liability, net of redemptions	5,959
Exercise of side letter put right	(2,920)
Settlement of DWF Maas Limited put right	(15,000)
Loss on exercise of put right liability	916
Put right liability as of March 31	$ 7,105